Risk Management - Maturity analysis of Offbalance accounts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for off balance sheet item [Abstract]
Payment guarantees	₩ 11,921,586	₩ 12,987,809
Loan commitments	118,172,070	114,414,462
Other commitments	₩ 4,602,429	₩ 3,427,331